Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	40,000,000	40,000,000	40,000,000
Series A Convertible Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, stated value (in Dollars per share)	$ 10,000	$ 10,000	$ 10,000
Preferred stock, shares designated	660	660	660
Preferred stock, shares issued	0	100	100
Preferred stock, shares outstanding	0	100	100
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	2,000,000	2,000,000	2,000,000
Common stock, shares issued	1,000,000	1,000,000	1,677,056
Common stock, shares outstanding	1,000,000	1,000,000	1,677,056
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	38,000,000	38,000,000	38,000,000
Common stock, shares issued	15,624,395	9,060,965	1,207,827
Common stock, shares outstanding	15,624,395	9,060,965
Treasury Stock, at cost Class B Common Stock		250,000	250,000